Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to customers impaired
Loans and advances to customers impaired	R$ 41,533,433	R$ 42,133,815
Portfolio not yet due
Loans and advances to customers impaired
Loans and advances to customers impaired	20,342,024	17,567,703
Past due up to 60 days
Loans and advances to customers impaired
Loans and advances to customers impaired	2,915,081	4,067,322
Past due between 61 and 90 days
Loans and advances to customers impaired
Loans and advances to customers impaired	1,279,795	1,284,035
Past due for more than 90 days
Loans and advances to customers impaired
Loans and advances to customers impaired	R$ 16,996,533	R$ 19,214,755